Operating Segments - Reconciliation Of Revenue From Segments (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Segment Reporting [Abstract]
Segments Adjusted EBITDA	$ 113,773	$ 120,709	$ 361,568	$ 387,204
Corporate costs	(18,303)	(14,304)	(59,178)	(48,765)
Depreciation and amortization	(66,088)	(61,832)	(199,096)	(197,408)
Share-based compensation	(13,542)	(8,713)	(45,248)	(92,830)
Restructuring and other costs	(6,443)	(14,833)	(60,636)	(22,321)
Impairment expense on goodwill and intangible assets	(4,036)	(322,210)	(1,886,223)	(324,145)
Other income, net	38,230	96,490	97,863	175,573
Gain / (loss) on disposal of subsidiary and other assets, net	(699)	0	(1,359)	28
Interest expense, net	(34,631)	(19,272)	(89,013)	(144,291)
Income / (loss) before taxes	$ 8,261	$ (223,965)	$ (1,881,322)	$ (266,955)